TRADE AND OTHER PAYABLES (Details) - CAD ($)	Jun. 30, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Trade payables	$ 31,649	$ 73,447
Accrued liabilities	94,200	74,150
Trade and other payables	$ 125,849	$ 147,597